Statement of Changes in Net Assets Available for Benefits - EBP 001 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Additions:
Plan’s interest in gain of Master Trust (notes 1, 4 and 5)	$ 32.3
Contributions from employer	8.6
Contributions from participants	20.6
Rollover contributions from participants	0.9
Interest income on notes receivable from participants	1.1
Total additions	63.5
Deductions:
Distributions to participants	39.2
Other transfers	0.0
Administrative expenses	0.7
Total deductions	39.9
Net increase in net assets available for plan benefits before transfers to other Mohawk Carpet, LLC Plan	23.6
Net transfers between affiliated plans (note 8)	(0.6)
Net increase in net assets available for plan benefits	23.0
Net assets available for plan benefits at beginning of year	252.2
Net assets available for plan benefits at end of year	$ 275.2